Bank indebtedness, interim production financing, long-term debt and obligations under financing leases (Tables)	12 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Interim production financing

	June 30, 2019	June 30, 2018
	$	$

Interim production credit facilities	92,448	93,683
Long-term debt and obligations under finance leases

	June 30, 2019	June 30, 2018
	$	$

Term Facility, net of unamortized issue costs of $11,856 (June 30, 2018 - $22,232)	407,031	623,066
Senior Unsecured Convertible Debentures, net of unamortized issue costs of $4,695 (June 30, 2018 - $5,588) and embedded derivatives at fair value of $4,755 (June 30, 2018 - $11,940)	120,850	124,747
Obligations under various finance leases, bearing interest at rates ranging from 4.0% to 9.8%, maturing on dates ranging from July 2019 to March 2023	6,187	8,757
	534,068	756,570
Less: Current portion	(11,007)	(10,524)
	523,061	746,046

	June 30, 2019	June 30, 2018
	$	$

Bank indebtedness	—	16,350
Interim production financing	92,448	93,683
Long-term debt and obligations under finance leases	534,068	756,570

Interest bearing debt and obligations under finance leases	626,516	866,603

Amount due within 12 months	(103,455)	(120,557)

Amount due beyond 12 months	523,061	746,046

Disclosure of repayments of borrowings
The Senior Secured Credit Facilities require that the Company comply with a Total Net Leverage Ratio covenant, as defined in the Senior Secured Credit Agreement:

Period	Ratio target
Each fiscal quarter commencing September 30, 2018	< 6.75x
Each fiscal quarter commencing September 30, 2019	< 6.50x
Each fiscal quarter commencing September 30, 2020	< 5.75x
Each fiscal quarter commencing September 30, 2021 to Maturity at December 29, 2023	< 5.50x
Contractual maturity analysis for financial liabilities

		Less than	1 to 3	4 to 5	After 5
	Total	1 year	years	years	years
	$	$	$	$	$

Accounts payable and accrued liabilities	103,487	103,487	—	—	—
Interim production financing	92,448	92,448	—	—	—
Other long-term liabilities	3,283	—	3,283	—	—
Senior unsecured convertible debentures	183,198	8,225	16,450	16,450	142,073
Term facility	470,656	19,018	23,035	428,603	—
Finance lease obligations	6,589	3,362	3,187	40	—

	859,661	226,540	45,955	445,093	142,073